Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Astor Long/Short ETF Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information is available from your financial professional and in the section entitled How to Purchase Shares in the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 188% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	188.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests predominantly in exchange-traded funds ("ETFs"), in addition to index-based mutual funds ("Underlying Funds") that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents.  The Fund defines equity securities to include ETFs and Underlying Funds that invest primarily in equity securities, such as common and preferred stocks.  The Fund defines fixed-income securities to include ETFs and Underlying Funds that invest primarily in fixed-income securities, such as bonds, notes and debentures.  The Fund defines alternative and specialty securities to include, ETFs and Underlying Funds that invest in commodities, foreign currencies and real estate investment trusts ("REITs"), as well as inverse ETFs (ETFs designed to produce returns that are opposite to those of the index to which they are linked).  Pursuant to the Fund's principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs and Underlying Funds that each invest primarily in securities of large capitalization domestic issuers.  While the percentage invested in each asset class will change over time, the Fund invests primarily in equity securities and fixed income securities (as defined above).  With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor's Rating Group or similarly rated by another nationally recognized statistical rating organization ("NRSRO").  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

Astor Asset Management LLC, the adviser, uses a tactical asset allocation strategy based on a proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment.

The model and philosophy analyze economic data inputs including: (1) employment, (2) output (through gross domestic product or GDP), and (3) overall market conditions to determine what the adviser believes is the current phase of the business cycle.  Once the current phase of the business cycle is identified as (i) expansion, (ii) peak, (iii) contraction or (iv) trough, the adviser allocates assets and rebalances the Fund's investment portfolio with the goal of achieving positive total returns regardless of the phase of the business cycle.

The adviser anticipates rebalancing the Fund's portfolio based upon the adviser's determination of changes in the economic cycle as well as other proprietary indicators.  By using economic cycle-driven rebalancing, the adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs and Underlying Funds linked to broad market indices, such as the Standard & Poor's 500 Index.  During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and Underlying Funds and alternative/specialty ETFs and Underlying Funds as well as ETFs with inverse market exposure.  Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market trends.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  Alternative or specialty ETFs and Underlying Funds are selected to provide positive returns that are non-correlated to the equity market in general.  These may include ETFs and Underlying Funds linked to commodities, such as oil or gold, as well as ETFs and Underlying Funds focused on specific industries such as real estate, or focused on economic segments such as foreign currencies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through Underlying Funds and ETFs.

(1)

Alternative and Specialty Assets Risks.  The Fund may purchase ETFs and Underlying Funds that invest in "alternative asset" or "specialty" market segments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF or Underlying Fund.  Inverse ETFs limit the Fund's participation in market gains.

(2)

Credit Risk.  Debt issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by an ETF or Underlying Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor's Ratings Group or another NRSRO.

(3)

Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs and Underlying Funds.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(4)

ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs or Underlying Funds and may be higher than other mutual funds that invest directly in bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

(5)

Fixed-Income Risk.  When the Fund invests in fixed-income ETFs or Underlying Funds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers will also harm performance.

(6)

Inverse Risk.  The Fund engages in hedging activities by investing in inverse ETFs.  Inverse ETF's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

(7)

Management Risk.  The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests (long or short via inverse ETFs) may prove to be incorrect and may not produce the desired results.

(8)

Turnover Risk .  A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate is expected to be above100% annually.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund's Class I shares for each calendar year since the Fund's inception. The performance table compares the performance of the Fund's Class I shares over time to the performance of the S&P 500® Index. Returns would be lower for the Class R, Class C and Class A shares. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Because the Fund's Class C shares have less than a full calendar year of investment operations, no performance information is presented for them at this time.  In the future, performance information for Class C shares will be presented in this section of the Prospectus. As of the date of this prospectus Class A shares have not commenced operations.   Updated performance information is available at no cost by visiting www.astorllc.com or by calling (877) 738-0333.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table set out below help show the returns and risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. ; The Blended Benchmark is composed of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 738-0333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astorllc.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return (Year s ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	9/30/10	9.34%
Worst Quarter	9/30/11	(8.74)%
		The Fund's Class I year-to-date return as of September 30, 2012 was 1.59%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class I year-to-date return as of September 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.74%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike a mutual fund, an index does not reflect any trading costs or management fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I shares, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class I shares, and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For period s ended December 31, 2011)
S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%	[1]
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	8.59%	[1]
Barclays Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%	[2]
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	6.58%	[2]
Blended Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.69%	[3]
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	8.50%	[3]
Astor Long/Short ETF Fund Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,226
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus Class A shares have not commenced operations.
Astor Long/Short ETF Fund Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.15%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	920
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,602
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,419
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund's Class C shares have less than a full calendar year of investment operations, no performance information is presented for them at this time.
1 Year	rr_AverageAnnualReturnYear01	(6.98%)
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	(0.99%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2010
Astor Long/Short ETF Fund Class I shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	620
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,104
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,439
Annual Return 2010	rr_AnnualReturn2010	8.54%
Annual Return 2011	rr_AnnualReturn2011	(6.00%)
1 Year	rr_AverageAnnualReturnYear01	(6.00%)
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	0.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 19, 2009
Astor Long/Short ETF Fund Class I shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.64%)
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	0.51%
Astor Long/Short ETF Fund Class I shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.70%)
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	0.57%
Astor Long/Short ETF Fund Class R shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	690
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,218
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,667
1 Year	rr_AverageAnnualReturnYear01	(6.23%)
Since Inception of the Fund	rr_AverageAnnualReturnSinceInception	0.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 19, 2009

[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. Investors cannot directly invest in an index.
[2]	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[3]	The Blended Benchmark is composed of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[4]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.25%, 1.50%, 2.25% and 1.50% for Class I, Class R, Class C and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[5]	Class C shares commenced operations on March 12, 2010.